SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8:       SHAREHOLDERS' EQUITY

a.         Composition of shares capital of the Company:

	December 31, 2014		December 31, 2015
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	30,501,352	250,000,000	33,289,839

b.         Public Offering:

In September 2014, the Company completed an IPO in which the Company issued and sold 5,360,000 ordinary shares at a public offering price of $16.00 per share.

As part of the IPO, the underwriters received an option to purchase 804,000 ordinary shares of the Company at the price of $16.00 for a period of one month following the IPO date. The total value of the underwriters options based on the Black-Scholes-Merton option pricing model amounted to $ 592 which was included in the additional paid-in capital balance and as IPO offering expenses.

During September 2014, the underwriters fully exercised their option.

The total net proceeds received from the IPO were $88,468 after deducting underwriting discounts of $6,904 and other offering expenses of $3,846.

            In June 2015, the Company completed an additional public offering in which the Company issued and sold 900,000 ordinary shares at a public offering price of $61.00 per share. The total net proceeds received were $52,575 after deducting underwriting discounts of $2,196 and other offering expenses of $129.

c.          1.       Ordinary shares:

The ordinary shares of the Company confer upon the holders the right to receive notices of and to participate and vote in general meetings of the Company, rights to receive dividends and rights to participate in distribution of assets upon liquidation after all the preferred shares received their preference amount in full as detailed below.

2.        Preferred shares:

Following the Company's IPO, as described in note 8.b, all of the Company's preferred shares were automatically converted into ordinary shares based on the conversion ratios set forth in the Company's Articles of Association, which are as follows:

Conversion Ratio

Series A preferred Shares	1.094
Series A1 preferred Shares	1.485
Series B preferred Shares	1
Series B1 preferred Shares(*)	1
Series B2 preferred Shares	1
Series B3 preferred Shares	1

(*)	with respect only to the Series B1 preferred shares, serial numbers 226,503 to 257,565 (inclusive), the Conversion Price was 1.543, which results in a Conversion Ratio of 1.001451717.

d.         Share-based compensation:

Under the Company's 2001 equity incentive plan, as amended March 5, 2003, and its 2011 and 2014 equity incentive plans (collectively, the "Plans"), options and restricted share units ("RSUs") may be granted to employees, officers, non-employees consultants and directors of the Company.

Under the Plans, as of December 31, 2015, an aggregate of 367,055 shares were still available for future grant. Each option granted under the Plans expires no later than 10 years from the date of grant. The vesting period of the options is generally four years, unless the Board of Directors or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2013, 2014 and 2015 was comprised as follows:

	Year ended December 31,
	2013	2014	2015

Cost of revenues	$39	$137	$499
Research and development	73	172	1,507
Sales and marketing	126	347	2,214
General and administrative	165	917	2,829

Total share-based compensation expense	$403	$1,573	$7,049

The total unrecognized compensation cost amounted to $33,559 as of December 31, 2015, and is expected to be recognized over a weighted average period of 2.99 years.

In August 2013, the Company donated 15,000 warrants for ordinary shares with an exercise price of $2.21 to "Tmura", a non-profit organization. The Company recorded compensation expenses related to these warrants in the amount of $19. In March 2015, the warrants were exercised for ordinary shares.

e.         Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2015 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2014	4,564,764	$2.57	5.96	$169,410

Granted	702,566	$55.73
Exercised	(1,855,773)	$0.98
Forfeited	(52,682)	$21.82

Balance as of December 31, 2015	3,358,875	$14.27	6.54	$111,093

Exercisable as of December 31, 2015	2,156,965	$3.12	5.28	$91,108

Vested and expected to vest as of December 31, 2015	3,324,648	$14.05	6.52	$110,492

The computation of expected volatility is based on actual historical share price volatility of comparable companies. The expected option term represents the period of time that options granted are expected to be outstanding.  For stock-option awards which were at the money when granted (plain vanilla stock-options), it is determined based on the simplified method in accordance with SAB No. 110, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. For stock-option awards which were in the money when granted, a binomial model was used to determine the expected term as an input to the Black-Scholes-Merton option pricing model. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2013, 2014 and 2015:

	Year ended December 31,
	2013	2014	2015

Expected volatility	45%	45%	45%
Expected dividends	0	0	0
Expected term (in years)	6.11	5.81-6.11	5.78-6.12
Risk free rate	1.15%-2.64%	1.55%-2.02%	1.37%-1.68%

A summary of options data for the years ended December 31, 2013, 2014 and 2015, is as follows:

	Year ended December 31,
	2013	2014	2015

Weighted-average grant date fair value of options granted	$2.03	$6.95	$24.56
Total intrinsic value of the options exercised	$1,858	$9,943	$110,191
Total fair value of options vested	$340	$925	$2,054

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of an ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise. The fair value of the Company's ordinary shares was $ 45.14 per share as of December 31, 2015.

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2015:

Exercise price	Options outstanding as of December 31, 2015	Weighted average remaining contractual term	Options exercisable as of December 31, 2015	Weighted average remaining contractual term
		(years)		(years)
$0.20	108,555	5.53	108,555	5.53
$0.41	683,146	2.12	683,146	2.12
$1.06	179,776	5.55	179,776	5.55
$1.46	782,832	6.39	714,733	6.39
$1.78	161,818	7.04	94,017	7.06
$2.21	70,890	7.42	33,577	7.42
$6.47	323,916	7.97	154,076	7.97
$8.84	50,000	8.09	37,500	8.09
$9.93	59,063	8.32	22,077	8.32
$14.00	224,000	8.70	93,338	8.70
$42.33	22,100	9.95	-	-
$44.37	26,913	8.88	9,680	8.88
$47.40	186,400	9.70	-	-
$49.42	12,331	9.80	-	-
$55.30	28,022	9.70	-	-
$58.55	229,255	9.53	-	-
$58.86	22,000	9.14	3,000	9.14
$59.14	45,188	9.62	-	-
$63.37	125,270	9.45	23,490	9.45
$64.93	17,400	9.33	-	-

	3,358,875	6.54	2,156,965	5.28

f.      A summary of RSU activity for the year ended December 31, 2015, is as follows:

	Amount of RSU's	Weighted average grant date fair value

Unvested as of December 31, 2014	27,960	$44.37

Granted	399,006	$54.14
Vested	(18,426)	$56.14
Forfeited	(11,630)	$51.65

Unvested as of December 31, 2015	396,910	$53.44